DEBT - Narrative (Details)							1 Months Ended								12 Months Ended
	Jul. 29, 2021 EUR (€)	Jan. 18, 2021 EUR (€)	May 27, 2020 EUR (€)	Jul. 31, 2019 EUR (€)	Jul. 16, 2019 EUR (€)	Mar. 16, 2016 EUR (€)	Dec. 31, 2021 EUR (€)	Nov. 30, 2021 USD ($)	Apr. 30, 2021 USD ($)	Mar. 31, 2021 EUR (€)	Dec. 31, 2020 EUR (€)	Apr. 30, 2020 EUR (€)	Dec. 31, 2019 EUR (€) extensionOption	Jul. 31, 2019 EUR (€)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2021 USD ($)	Oct. 31, 2021 EUR (€)	Apr. 30, 2021 EUR (€)	Apr. 30, 2021 USD ($)	Dec. 31, 2020 USD ($)	Nov. 30, 2017 EUR (€)
Disclosure of detailed information about borrowings [line items]
Debt							€ 2,630,011,000				€ 2,724,745,000
Capacity under borrowing facility							676,000,000				700,000,000	€ 676,000,000							€ 700,000,000
Cash Collected From Settlements of Receivables or Collateral
Disclosure of detailed information about borrowings [line items]
Restricted cash received from settlement of receivables or pledged lines of credit							47,742,000				36,935,000
2021 Bond
Disclosure of detailed information about borrowings [line items]
Voluntary prepayments made														€ 200,000,000
Principal amount of borrowings																						€ 700,000,000
Borrowings, interest rate (percent)																						25.00%
Debt											501,151,000
Accrued interest											1,199,000
2021 Bond | Repayment of Bonds
Disclosure of detailed information about borrowings [line items]
Voluntary prepayments made		€ 501,250,000
2023 Bond
Disclosure of detailed information about borrowings [line items]
Voluntary prepayments made					€ 115,395,000
Principal amount of borrowings						€ 500,000,000
Borrowings, interest rate (percent)						1.50%
Debt							387,872,000				386,814,000
Accrued interest							4,567,000				4,567,000
Borrowings, issue price (percent)						98.977%
Proceeds from bonds						€ 490,729,000
Borrowings, yield to maturity (percent)						1.656%
Borrowings from banks and other financial institutions
Disclosure of detailed information about borrowings [line items]
Principal amount of borrowings						€ 500,000,000
Debt							154,419,000				28,553,000
2025 Bond
Disclosure of detailed information about borrowings [line items]
Principal amount of borrowings			€ 650,000,000
Borrowings, interest rate (percent)			1.50%
Debt							648,984,000				647,042,000
Accrued interest							5,850,000				5,850,000
Borrowings, issue price (percent)			98.898%
Proceeds from bonds			€ 640,073,000
Borrowings, yield to maturity (percent)			1.732%
2029 Notes and 2031 Notes
Disclosure of detailed information about borrowings [line items]
Proceeds from bonds				€ 298,316,000
2029 Notes
Disclosure of detailed information about borrowings [line items]
Principal amount of borrowings				€ 150,000,000										€ 150,000,000
Borrowings, interest rate (percent)				1.12%										1.12%
Debt							150,052,000				149,971,000
Accrued interest							700,000				700,000
2031 Notes
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate (percent)				1.27%										1.27%
Debt							150,111,000				150,044,000
Accrued interest							794,000				794,000
2032 Notes
Disclosure of detailed information about borrowings [line items]
Principal amount of borrowings	€ 150,000,000
Borrowings, interest rate (percent)	0.91%
Debt							150,091,000
Accrued interest							576,000
Proceeds from bonds	€ 149,495,000
Lease liabilities
Disclosure of detailed information about borrowings [line items]
Debt							€ 56,210,000				€ 62,290,000
Revolving Securitization Program | Pledged retail financial receivables | FFS Inc.
Disclosure of detailed information about borrowings [line items]
Capacity under borrowing facility | $																	$ 800,000,000				$ 750,000,000
Proceeds sale of financial receivables | $															$ 775,000,000	$ 629,000,000
Borrowings maturity											24 months
Revolving Securitization Program | Pledged retail financial receivables | LIBOR | FFS Inc.
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis							0.75%										0.75%
Revolving Securitization Program | Pledged leasing financial receivables | FFS Inc.
Disclosure of detailed information about borrowings [line items]
Capacity under borrowing facility | $								$ 285,000,000
Proceeds sale of financial receivables | $															$ 245,000,000	$ 244,000,000
Borrowings maturity								24 months
Revolving Securitization Program | Pledged leasing financial receivables | LIBOR | FFS Inc.
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis								0.65%
Revolving Securitization Program | Pledged credit lines | FFS Inc.
Disclosure of detailed information about borrowings [line items]
Capacity under borrowing facility | $																				$ 110,000,000
Borrowing facility, expired | $																				$ 110,000,000
Revolving Securitization Program | Pledged credit lines | LIBOR | FFS Inc.
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis																			1.15%	1.15%
Term Loan
Disclosure of detailed information about borrowings [line items]
Principal amount of borrowings							€ 63,000,000
Borrowings maturity															36 months
Term Loan | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate (percent)							0.118%										0.118%
U.S Dollar Denominated Credit Facility
Disclosure of detailed information about borrowings [line items]
Principal amount of borrowings | $																	$ 100,000,000
Debt | $																	$ 70,000,000
Borrowings, adjustment to interest rate basis							0.75%										0.75%
Other borrowings from banks							€ 61,919,000				€ 28,553,000
Borrowings maturity															24 months
Additional Committed Credit Lines
Disclosure of detailed information about borrowings [line items]
Principal amount of borrowings												€ 350,000,000
Notional amount, cancelled										€ 100,000,000
Additional Committed Credit Lines | Bottom of range
Disclosure of detailed information about borrowings [line items]
Borrowings maturity												18 months
Additional Committed Credit Lines | Top of range
Disclosure of detailed information about borrowings [line items]
Borrowings maturity												24 months
March 2021 Credit Line
Disclosure of detailed information about borrowings [line items]
Principal amount of borrowings										€ 150,000,000
Borrowings maturity										23 months
April 2021 Credit Line
Disclosure of detailed information about borrowings [line items]
Principal amount of borrowings | $																				$ 100,000,000
Debt							€ 62,000,000										$ 70,000,000
Borrowings maturity									24 months
April 2021 Credit Line | LIBOR
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis																			0.75%	0.75%
April 2020 Credit Line
Disclosure of detailed information about borrowings [line items]
Borrowing facility, expired																		€ 100,000,000
Uncommitted Credit Lines
Disclosure of detailed information about borrowings [line items]
Notional amount, cancelled | $									$ 50,000,000
Unsecured Committed Revolving Credit Facility
Disclosure of detailed information about borrowings [line items]
Principal amount of borrowings													€ 350,000,000
Borrowings maturity													5 years
Number of term extension options | extensionOption													2
Term of extension period													1 year
Exercised extension period							1 year				1 year